Interests in unconsolidated structured entities (Detail 1) - CHF (SFr) SFr in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		SFr 11,508	SFr 11,589
Total liabilities		276	446
Trading portfolio assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	6,815	7,243
Total assets		6,815	7,243
Positive replacement values
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	111	217
Total assets		111	217
Loans
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	97	79
Total assets		97	79
Financial assets designated at fair value
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	1,780	1,863
Total assets		255	284
Financial assets available for sale
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	3,910	3,439
Total assets		3,910	3,439
Other assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	1,407	1,490
Total assets		320	327
Negative replacement values
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	14	90
Total liabilities		276	446
Securitization vehicles
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	[2]	760	1,066
Total liabilities		20	33
Assets held by the unconsolidated structured entities in which UBS had an interest	[3]	57	72
Assets recognised in entity's financial statements in relation to structured entities, which was held in Non-core and Legacy Portfolio unit within Corporate Center.		700	1,000
Securitization vehicles | Trading portfolio assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		363	634
Securitization vehicles | Positive replacement values
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		21	40
Securitization vehicles | Loans
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		0	0
Securitization vehicles | Financial assets designated at fair value
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		84	103
Securitization vehicles | Financial assets available for sale
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		0	0
Securitization vehicles | Other assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		291	289
Securitization vehicles | Negative replacement values
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	[4]	20	33
Client vehicles
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		4,337	3,971
Total liabilities		53	346
Assets held by the unconsolidated structured entities in which UBS had an interest	[5]	78	102
Client vehicles | Trading portfolio assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		308	394
Client vehicles | Positive replacement values
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		68	76
Client vehicles | Loans
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		0	0
Client vehicles | Financial assets designated at fair value
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	[6]	66	83
Client vehicles | Financial assets available for sale
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		3,865	3,381
Client vehicles | Other assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	[6]	29	37
Client vehicles | Negative replacement values
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities		53	346
Investment funds
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		6,412	6,552
Total liabilities		203	67
Assets held by the unconsolidated structured entities in which UBS had an interest	[7]	412	334
Investment funds | Trading portfolio assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		6,143	6,215
Investment funds | Positive replacement values
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		22	101
Investment funds | Loans
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		97	79
Investment funds | Financial assets designated at fair value
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		105	98
Investment funds | Financial assets available for sale
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		45	58
Investment funds | Other assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		0	0
Investment funds | Negative replacement values
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities		203	67
UBS AG
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		11,403	11,491
Total liabilities		276	446
UBS AG | Trading portfolio assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	6,815	7,243
Total assets		6,815	7,243
UBS AG | Positive replacement values
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	111	217
Total assets		111	217
UBS AG | Loans
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	97	79
Total assets		97	79
UBS AG | Financial assets designated at fair value
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	1,675	1,765
Total assets		150	186
UBS AG | Financial assets available for sale
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	3,910	3,439
Total assets		3,910	3,439
UBS AG | Other assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	1,407	1,490
Total assets		320	327
UBS AG | Negative replacement values
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	[1]	14	90
Total liabilities		276	446
UBS AG | Securitization vehicles
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	[2]	760	1,066
Total liabilities		20	33
Assets held by the unconsolidated structured entities in which UBS had an interest	[3]	57	72
Assets recognised in entity's financial statements in relation to structured entities, which was held in Non-core and Legacy Portfolio unit within Corporate Center.		700	1,000
UBS AG | Securitization vehicles | Trading portfolio assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		363	634
UBS AG | Securitization vehicles | Positive replacement values
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		21	40
UBS AG | Securitization vehicles | Loans
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		0	0
UBS AG | Securitization vehicles | Financial assets designated at fair value
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		84	103
UBS AG | Securitization vehicles | Financial assets available for sale
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		0	0
UBS AG | Securitization vehicles | Other assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		291	289
UBS AG | Securitization vehicles | Negative replacement values
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	[4]	20	33
UBS AG | Client vehicles
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		4,337	3,971
Total liabilities		53	346
Assets held by the unconsolidated structured entities in which UBS had an interest	[5]	78	102
UBS AG | Client vehicles | Trading portfolio assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		308	394
UBS AG | Client vehicles | Positive replacement values
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		68	76
UBS AG | Client vehicles | Loans
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		0	0
UBS AG | Client vehicles | Financial assets designated at fair value
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	[6]	66	83
UBS AG | Client vehicles | Financial assets available for sale
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		3,865	3,381
UBS AG | Client vehicles | Other assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	[6]	29	37
UBS AG | Client vehicles | Negative replacement values
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities		53	346
UBS AG | Investment funds
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		6,307	6,454
Total liabilities		203	67
Assets held by the unconsolidated structured entities in which UBS had an interest	[7]	412	334
UBS AG | Investment funds | Trading portfolio assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		6,143	6,215
UBS AG | Investment funds | Positive replacement values
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		22	101
UBS AG | Investment funds | Loans
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		97	79
UBS AG | Investment funds | Financial assets designated at fair value
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		0	0
UBS AG | Investment funds | Financial assets available for sale
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		45	58
UBS AG | Investment funds | Other assets
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets		0	0
UBS AG | Investment funds | Negative replacement values
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities		SFr 203	SFr 67

[1]	For purposes of this disclosure, maximum exposure to loss amounts do not consider the risk-reducing effects of collateral or other credit enhancements.
[2]	As of 31 December 2017, CHF 0.7 billion of the CHF 0.8 billion (31 December 2016: CHF 1.0 billion of the CHF 1.1 billion) was held in Corporate Center – Non-core and Legacy Portfolio.
[3]	Represents principal amount outstanding.
[4]
Comprised of credit default swap (CDS) liabilities and other swap liabilities. The maximum exposure to loss for CDS is equal to the sum of the negative carrying value and the notional amount. For other swap liabilities, no maximum exposure to loss is reported.

[5]	Represents the market value of total assets.
[6]	Represents the carrying value of loan commitments, both designated at fair value and held at amortized cost. The maximum exposure to loss for these instruments is equal to the notional amount.
[7]	Represents the net asset value of the investment funds sponsored by UBS and the carrying value of UBS’s interests in the investment funds not sponsored by UBS.